UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-05346)

Exact name of registrant as specified in charter:	Putnam Variable Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	December 31, 2013

Date of reporting period:	March 31, 2013

Item 1. Schedule of Investments:

VT George Putnam Balanced Fund

The fund's portfolio
3/31/13 (Unaudited)

COMMON STOCKS (59.5%)(a)
	Shares	Value

Banking (7.6%)

Bank of America Corp.	102,000	$1,242,360

Bank of New York Mellon Corp. (The)	28,600	800,514

BB&T Corp.	16,100	505,379

Capital One Financial Corp.	17,000	934,150

Citigroup, Inc.	45,250	2,001,860

Comerica, Inc.	12,500	449,375

JPMorgan Chase & Co.	68,600	3,255,756

PNC Financial Services Group, Inc.	10,700	711,550

State Street Corp.	19,000	1,122,710

U.S. Bancorp	33,200	1,126,476

Wells Fargo & Co.	33,700	1,246,563

		13,396,693
Basic materials (1.2%)

Alcoa, Inc.	20,100	171,252

Dow Chemical Co. (The)	9,000	286,560

E.I. du Pont de Nemours & Co.	9,800	481,768

Freeport-McMoRan Copper & Gold, Inc. Class B (Indonesia)	8,300	274,730

Nucor Corp.	6,200	286,130

PPG Industries, Inc.	2,100	281,274

Rio Tinto PLC ADR (United Kingdom)	2,300	108,284

Weyerhaeuser Co.(R)	5,516	173,092

		2,063,090
Capital goods (2.7%)

Cummins, Inc.	2,800	324,268

Eaton Corp PLC	12,700	777,875

Emerson Electric Co.	4,300	240,241

Illinois Tool Works, Inc.	9,300	566,742

Ingersoll-Rand PLC	4,500	247,545

Lockheed Martin Corp.	3,000	289,560

McDermott International, Inc.(NON)	24,300	267,057

Northrop Grumman Corp.	6,200	434,930

Parker Hannifin Corp.	4,800	439,584

Raytheon Co.	9,000	529,110

Staples, Inc.	6,700	89,981

United Technologies Corp.	4,900	457,807

		4,664,700
Communication services (3.0%)

AT&T, Inc.	34,600	1,269,474

Comcast Corp. Class A	28,300	1,188,883

Juniper Networks, Inc.(NON)	6,000	111,240

Time Warner Cable, Inc.	4,700	451,482

Verizon Communications, Inc.	26,940	1,324,101

Vodafone Group PLC ADR (United Kingdom)	34,700	985,827

		5,331,007
Conglomerates (1.4%)

3M Co.	3,000	318,930

General Electric Co.	53,700	1,241,544

Tyco International, Ltd.	26,500	848,000

		2,408,474
Consumer cyclicals (6.0%)

ADT Corp. (The)	8,050	393,967

Bed Bath & Beyond, Inc.(NON)	12,100	779,482

Carnival Corp.	3,300	113,190

Ford Motor Co.	46,000	604,900

Hasbro, Inc.	6,300	276,822

Home Depot, Inc. (The)	4,500	314,010

J.C. Penney Co., Inc.	7,000	105,770

Johnson Controls, Inc.	23,700	831,159

Kimberly-Clark Corp.	4,800	470,304

Macy's, Inc.	17,100	715,464

Marriott International, Inc. Class A	7,618	321,708

News Corp. Class A	18,200	555,464

Owens Corning, Inc.(NON)	7,800	307,554

Stanley Black & Decker, Inc.	2,300	186,231

Target Corp.	15,800	1,081,510

Time Warner, Inc.	30,100	1,734,362

TJX Cos., Inc. (The)	6,000	280,500

Viacom, Inc. Class B	9,100	560,287

Wal-Mart Stores, Inc.	2,300	172,109

Walt Disney Co. (The)	13,200	749,760

		10,554,553
Consumer finance (0.3%)

American Express Co.	7,700	519,442

		519,442
Consumer staples (4.8%)

Altria Group, Inc.	7,800	268,242

Avon Products, Inc.	5,800	120,234

Coca-Cola Co. (The)	8,200	331,608

Coca-Cola Enterprises, Inc.	15,900	587,028

Colgate-Palmolive Co.	2,700	318,681

CVS Caremark Corp.	19,300	1,061,307

General Mills, Inc.	10,300	507,893

Kellogg Co.	6,300	405,909

Lorillard, Inc.	5,000	201,750

McDonald's Corp.	6,600	657,954

Newell Rubbermaid, Inc.	4,900	127,890

PepsiCo, Inc.	3,700	292,707

Philip Morris International, Inc.	24,680	2,288,083

Procter & Gamble Co. (The)	12,800	986,368

Walgreen Co.	7,100	338,528

		8,494,182
Energy (7.4%)

Anadarko Petroleum Corp.	6,600	577,170

Chevron Corp.	9,200	1,093,144

ConocoPhillips	8,000	480,800

Exxon Mobil Corp.	43,100	3,883,741

Halliburton Co.	20,200	816,282

Marathon Oil Corp.	27,900	940,788

Noble Corp.	7,700	293,755

Occidental Petroleum Corp.	9,200	721,004

Phillips 66	2,600	181,922

Royal Dutch Shell PLC ADR (United Kingdom)	30,728	2,002,236

Schlumberger, Ltd.	7,076	529,922

Southwestern Energy Co.(NON)	12,200	454,572

Suncor Energy, Inc. (Canada)	19,400	582,194

Total SA ADR (France)	8,100	388,638

Valero Energy Corp.	2,600	118,274

		13,064,442
Financial (0.1%)

CME Group, Inc.	4,300	263,977

		263,977
Health care (10.8%)

Baxter International, Inc.	14,000	1,016,960

Bristol-Myers Squibb Co.	11,100	457,209

CareFusion Corp.(NON)	13,000	454,870

CIGNA Corp.	15,900	991,683

Covidien PLC	13,825	937,888

Eli Lilly & Co.	8,200	465,678

GlaxoSmithKline PLC ADR (United Kingdom)	12,900	605,139

Johnson & Johnson	42,800	3,489,484

Medtronic, Inc.	13,500	633,960

Merck & Co., Inc.	33,000	1,459,590

Novartis AG ADR (Switzerland)	9,700	691,028

Pfizer, Inc.	86,448	2,494,889

Quest Diagnostics, Inc.	4,200	237,090

Sanofi ADR (France)	4,800	245,184

St. Jude Medical, Inc.	19,200	776,448

Stryker Corp.	11,100	724,164

Teva Pharmaceutical Industries, Ltd. ADR (Israel)	13,000	515,840

Thermo Fisher Scientific, Inc.	15,100	1,154,999

UnitedHealth Group, Inc.	18,800	1,075,548

Zimmer Holdings, Inc.	7,700	579,194

		19,006,845
Insurance (4.2%)

Aflac, Inc.	13,500	702,270

Allstate Corp. (The)	8,600	422,002

American International Group, Inc.(NON)	11,400	442,548

Chubb Corp. (The)	8,500	744,005

Marsh & McLennan Cos., Inc.	21,900	831,543

MetLife, Inc.	24,500	931,490

Progressive Corp. (The)	8,800	222,376

Prudential Financial, Inc.	28,000	1,651,720

Sun Life Financial, Inc. (Canada)	9,500	259,255

Travelers Cos., Inc. (The)	14,100	1,187,079

		7,394,288
Investment banking/Brokerage (1.2%)

Blackstone Group LP (The)	10,600	209,668

Charles Schwab Corp. (The)	26,300	465,247

Goldman Sachs Group, Inc. (The)	8,580	1,262,547

Morgan Stanley	11,550	253,869

		2,191,331
Real estate (0.3%)

Equity Residential Trust(R)	3,352	184,561

Prologis, Inc.(R)	4,872	194,783

Simon Property Group, Inc.(R)	1,341	212,629

		591,973
Technology (5.4%)

Apple, Inc.	1,052	465,647

Cisco Systems, Inc.	57,100	1,193,961

EMC Corp.(NON)	40,300	962,767

Hewlett-Packard Co.	10,100	240,784

Honeywell International, Inc.	21,400	1,612,490

IBM Corp.	3,000	639,900

Intel Corp.	14,100	308,085

KLA-Tencor Corp.	2,500	131,850

L-3 Communications Holdings, Inc.	11,000	890,120

Microsoft Corp.	30,100	861,161

NetApp, Inc.(NON)	6,800	232,288

Oracle Corp.	8,800	284,592

Qualcomm, Inc.	7,800	522,210

SanDisk Corp.(NON)	7,600	418,000

Texas Instruments, Inc.	15,100	535,748

Yahoo!, Inc.(NON)	8,200	192,946

		9,492,549
Transportation (0.3%)

FedEx Corp.	1,800	176,760

United Parcel Service, Inc. Class B	3,800	326,420

		503,180
Utilities and power (2.8%)

Ameren Corp.	12,200	427,244

American Electric Power Co., Inc.	13,600	661,368

Calpine Corp.(NON)	14,700	302,820

Dominion Resources, Inc.	4,600	267,628

Duke Energy Corp.	5,566	404,036

Edison International	13,500	679,320

Entergy Corp.	6,320	399,677

FirstEnergy Corp.	16,700	704,740

NextEra Energy, Inc.	4,600	357,328

PG&E Corp.	17,040	758,791

		4,962,952

Total common stocks (cost $71,768,820)		$104,903,678

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (10.8%)(a)
	Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (0.6%)

Government National Mortgage Association Pass-Through Certificates 3s, TBA, April 1, 2043	$1,000,000	$1,044,141

		1,044,141
U.S. Government Agency Mortgage Obligations (10.2%)

Federal Home Loan Mortgage Corporation Pass-Through Certificates 3s, TBA, April 1, 2043	1,000,000	1,026,641

Federal National Mortgage Association Pass-Through Certificates
5 1/2s, with due dates from July 1, 2033 to November 1, 2038	927,234	1,015,478
5s, August 1, 2033	281,410	306,847
4 1/2s, August 1, 2041	945,071	1,021,305
4 1/2s, TBA, April 1, 2043	4,000,000	4,309,335
3s, TBA, May 1, 2043	5,000,000	5,142,383
3s, TBA, April 1, 2043	5,000,000	5,155,860

		17,977,849

Total U.S. government and agency mortgage obligations (cost $18,935,888)		$19,021,990

U.S. TREASURY OBLIGATIONS (9.2%)(a)
	Principal amount	Value

U.S. Treasury Notes
3 1/2s, May 31, 2013	$2,800,000	$2,815,668
3s, September 30, 2016	6,310,000	6,864,159
2 5/8s, April 30, 2016	1,800,000	1,923,047
1 1/4s, April 15, 2014	180,000	181,994
0 5/8s, August 31, 2017	200,000	199,785
0 3/8s, January 15, 2016	1,500,000	1,501,611
0 1/4s, August 31, 2014	2,700,000	2,701,371

Total U.S. treasury Obligations (cost $16,164,711)		$16,187,635

CORPORATE BONDS AND NOTES (13.9%)(a)
	Principal amount	Value

Basic materials (0.9%)

Agrium, Inc. sr. unsec. notes 3.15s, 2022 (Canada)	$35,000	$33,824

Allegheny Technologies, Inc. sr. unsec. unsub. notes 9 3/8s, 2019	45,000	57,932

ArcelorMittal sr. unsec. bonds 10.35s, 2019 (France)	60,000	75,946

CF Industries, Inc. company guaranty sr. unsec. unsub. notes 7 1/8s, 2020	40,000	49,560

CF Industries, Inc. company guaranty sr. unsec. unsub. notes 6 7/8s, 2018	55,000	65,898

Cytec Industries, Inc. sr. unsec. unsub. notes 3 1/2s, 2023	30,000	30,053

Eastman Chemical Co. sr. unsec. notes 4.8s, 2042	80,000	83,064

Eastman Chemical Co. sr. unsec. notes 3.6s, 2022	55,000	57,129

Eastman Chemical Co. sr. unsec. unsub. notes 6.3s, 2018	15,000	17,852

Eastman Chemical Co. sr. unsec. unsub. notes 2.4s, 2017	20,000	20,760

Georgia-Pacific, LLC sr. unsec. unsub. notes 7 3/4s, 2029	135,000	183,441

International Paper Co. sr. unsec. notes 9 3/8s, 2019	63,000	86,632

International Paper Co. sr. unsec. notes 8.7s, 2038	10,000	14,660

International Paper Co. sr. unsec. notes 7.95s, 2018	35,000	45,045

Methanex Corp. sr. unsec. unsub. notes 3 1/4s, 2019 (Canada)	52,000	52,582

Mosaic Co. (The) sr. unsec. notes 3 3/4s, 2021	30,000	31,560

Packaging Corp. of America sr. unsec. unsub. notes 3.9s, 2022	45,000	46,411

PPG Industries, Inc. sr. unsec. unsub. debs. 7.4s, 2019	55,000	67,070

Rio Tinto Finance USA, Ltd. company guaranty sr. unsec. notes 5.2s, 2040 (Australia)	130,000	145,397

Rock-Tenn Co. company guaranty sr. unsec. unsub. notes 4.9s, 2022	25,000	27,199

Rock-Tenn Co. company guaranty sr. unsec. unsub. notes 4.45s, 2019	25,000	26,965

Temple-Inland, Inc. sr. unsec. unsub. notes 6 5/8s, 2018	30,000	36,063

Union Carbide Corp. sr. unsec. unsub. bonds 7 3/4s, 2096	45,000	52,569

Westvaco Corp. company guaranty sr. unsec. unsub. notes 7.95s, 2031	145,000	176,990

Xstrata Finance Canada, Ltd. 144A company guaranty sr. unsec. notes 6s, 2041 (Canada)	5,000	5,285

Xstrata Finance Canada, Ltd. 144A company guaranty sr. unsec. unsub. bonds 5.8s, 2016 (Canada)	95,000	108,160

		1,598,047
Capital goods (0.3%)

Legrand France SA sr. unsec. unsub. debs 8 1/2s, 2025 (France)	104,000	139,280

Parker Hannifin Corp. sr. unsec. unsub. notes Ser. MTN, 6 1/4s, 2038	125,000	166,890

Republic Services, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2019	40,000	47,487

Staples, Inc. sr. unsec. unsub. notes 2 3/4s, 2018	120,000	121,429

United Technologies Corp. sr. unsec. notes 5.7s, 2040	15,000	18,908

United Technologies Corp. sr. unsec. unsub. notes 4 1/2s, 2042	35,000	37,305

United Technologies Corp. sr. unsec. unsub. notes 3.1s, 2022	20,000	20,962

		552,261
Communication services (1.3%)

American Tower Corp. sr. unsec. unsub. notes 3 1/2s, 2023	15,000	14,851

American Tower REIT, Inc. sr. unsec. unsub. notes 4 5/8s, 2015(R)	85,000	90,640

AT&T, Inc. sr. unsec. bonds 6.55s, 2039	200,000	247,058

AT&T, Inc. sr. unsec. unsub. bonds 5 1/2s, 2018	75,000	88,173

AT&T, Inc. 144A sr. unsec. unsub. notes 4.35s, 2045	169,000	157,109

CC Holdings GS V, LLC 144A company guaranty sr. notes 3.849s, 2023	30,000	30,224

CenturyLink, Inc. sr. unsec. debs. notes Ser. G, 6 7/8s, 2028	110,000	108,900

Comcast Corp. company guaranty sr. unsec. unsub. notes 6.95s, 2037	20,000	26,592

Corning, Inc. sr. unsec. unsub. notes 5 3/4s, 2040	25,000	29,318

Crown Castle Towers, LLC 144A company guaranty sr. notes 4.883s, 2020	105,000	120,857

France Telecom sr. unsec. unsub. notes 4 1/8s, 2021 (France)	46,000	49,342

Koninklijke (Royal) KPN NV sr. unsec. unsub. bonds 8 3/8s, 2030 (Netherlands)	10,000	13,096

NBCUniversal Media, LLC sr. unsec. unsub. notes 6.4s, 2040	55,000	69,734

NBCUniversal Media, LLC sr. unsec. unsub. notes 5.15s, 2020	45,000	53,332

Qwest Corp. sr. unsec. notes 6 3/4s, 2021	52,000	59,914

Rogers Communications, Inc. company guaranty sr. unsec. bonds 8 3/4s, 2032 (Canada)	10,000	14,904

Rogers Communications, Inc. company guaranty sr. unsec. unsub. notes 4 1/2s, 2043 (Canada)	35,000	35,015

SBA Tower Trust 144A company guaranty sr. notes 5.101s, 2017	175,000	198,914

SES 144A company guaranty sr. unsec. notes 5.3s, 2043 (France)	40,000	41,104

TCI Communications, Inc. company guaranty sr. unsec. unsub. debs. 7 7/8s, 2026	45,000	62,241

Telecom Italia Capital SA company guaranty sr. unsec. unsub. notes 6.175s, 2014 (Italy)	45,000	47,078

Telefonica Emisiones SAU company guaranty sr. unsec. unsub. notes 6.221s, 2017 (Spain)	125,000	139,861

Time Warner Cable, Inc. company guaranty sr. notes 7.3s, 2038	90,000	112,097

Time Warner Cable, Inc. company guaranty sr. unsec. unsub. notes 6 3/4s, 2039	60,000	70,807

Time Warner Cable, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2041	50,000	51,605

Verizon Communications, Inc. sr. unsec. unsub. notes 8 3/4s, 2018	39,000	52,339

Verizon New Jersey, Inc. company guaranty sr. unsec. unsub. bonds 8s, 2022	110,000	146,876

Verizon Pennsylvania, Inc. company guaranty sr. unsec. bonds 8.35s, 2030	135,000	180,387

		2,312,368
Consumer cyclicals (1.0%)

ADT Corp. (The) 144A company guaranty sr. unsec. notes 4 7/8s, 2042	42,000	40,137

ADT Corp. (The) 144A company guaranty sr. unsec. notes 3 1/2s, 2022	58,000	57,226

CBS Corp. company guaranty sr. unsec. debs. notes 7 7/8s, 2030	110,000	145,436

Choice Hotels International, Inc. company guaranty sr. unsec. unsub. notes 5.7s, 2020	65,000	71,175

DIRECTV Holdings, LLC/DIRECTV Financing Co., Inc. company guaranty sr. unsec. notes 6.35s, 2040	20,000	22,283

DIRECTV Holdings, LLC/DIRECTV Financing Co., Inc. company guaranty sr. unsec. unsub. notes 5 7/8s, 2019	120,000	142,125

Expedia, Inc. company guaranty sr. unsec. unsub. notes 5.95s, 2020	75,000	83,393

Ford Motor Co. sr. unsec. unsub. notes 7.4s, 2046	20,000	25,131

Ford Motor Credit Co., LLC sr. unsec. notes 4.207s, 2016	200,000	212,903

Grupo Televisa, S.A.B sr. unsec. bonds 6 5/8s, 2040 (Mexico)	90,000	109,615

Historic TW, Inc. company guaranty sr. unsec. unsub. bonds 9.15s, 2023	85,000	123,671

Host Hotels & Resorts LP sr. unsec. unsub. notes 6s, 2021(R)	48,000	55,500

Host Hotels & Resorts LP sr. unsec. unsub. notes 5 1/4s, 2022(R)	22,000	24,420

Macy's Retail Holdings, Inc. company guaranty sr. unsec. notes 5 1/8s, 2042	10,000	10,376

Macy's Retail Holdings, Inc. company guaranty sr. unsec. notes 3 7/8s, 2022	15,000	15,792

Marriott International, Inc. sr. unsec. unsub. notes 3s, 2019	45,000	47,282

News America Holdings, Inc. company guaranty sr. unsec. debs. 7 3/4s, 2024	135,000	172,733

NVR, Inc. sr. unsec. unsub. notes 3.95s, 2022	65,000	66,762

Owens Corning company guaranty sr. unsec. notes 9s, 2019	9,000	11,520

Time Warner Entertainment Co., LP debs. 8 3/8s, 2023	20,000	27,344

Time Warner, Inc. company guaranty sr. unsec. bonds 7.7s, 2032	45,000	61,324

Time Warner, Inc. company guaranty sr. unsec. notes 4.7s, 2021	10,000	11,283

Toyota Motor Credit Corp. sr. unsec. unsub. notes 3.3s, 2022	95,000	100,565

		1,637,996
Consumer staples (1.2%)

Altria Group, Inc. company guaranty sr. unsec. notes 9.7s, 2018	21,000	29,225

Altria Group, Inc. company guaranty sr. unsec. notes 9 1/4s, 2019	29,000	40,423

Altria Group, Inc. company guaranty sr. unsec. unsub. notes 2.85s, 2022	160,000	156,788

Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. notes 8.2s, 2039	25,000	40,211

Campbell Soup Co. sr. unsec. unsub. notes 8 7/8s, 2021	110,000	152,138

Corrections Corp. of America company guaranty sr. notes 7 3/4s, 2017	41,000	43,050

Costco Wholesale Corp. sr. unsec. unsub. notes 1.7s, 2019	45,000	45,199

CVS Pass-Through Trust 144A company guaranty sr. notes 7.507s, 2032	163,858	212,404

Darden Restaurants, Inc. sr. unsec. unsub. notes 6.8s, 2037	125,000	144,320

Delhaize Group company guaranty sr. unsec. notes 5.7s, 2040 (Belgium)	95,000	92,682

Delhaize Group company guaranty sr. unsec. notes 4 1/8s, 2019 (Belgium)	40,000	42,382

Diageo Investment Corp. company guaranty sr. unsec. debs. 8s, 2022	230,000	324,967

General Mills, Inc. sr. unsec. notes 5.65s, 2019	20,000	24,096

Kraft Foods Group, Inc. sr. unsec. unsub. notes 6 1/2s, 2040	5,000	6,358

Kraft Foods Group, Inc. sr. unsec. unsub. notes 5s, 2042	230,000	246,609

Kroger Co. (The) company guaranty sr. unsec. unsub. notes 6.4s, 2017	55,000	65,692

McDonald's Corp. sr. unsec. Ser. MTN, 6.3s, 2038	75,000	101,940

McDonald's Corp. sr. unsec. notes 5.7s, 2039	90,000	115,694

Molson Coors Brewing Co. company guaranty sr. unsec. unsub. notes 5s, 2042	25,000	26,469

Tyson Foods, Inc. company guaranty sr. unsec. unsub. notes 6.6s, 2016	70,000	80,185

WPP Finance UK company guaranty sr. unsec. notes 8s, 2014 (United Kingdom)	100,000	109,781

		2,100,613
Energy (1.1%)

Anadarko Finance Co. company guaranty sr. unsec. unsub. notes Ser. B, 7 1/2s, 2031	150,000	198,790

BP Capital Markets PLC company guaranty sr. unsec. unsub. notes 4.742s, 2021 (United Kingdom)	100,000	115,904

BP Capital Markets PLC company guaranty sr. unsec. unsub. notes 4 1/2s, 2020 (United Kingdom)	30,000	34,278

Cenovus Energy, Inc. sr. unsec. unsub. notes 4.45s, 2042 (Canada)	35,000	34,451

Cenovus Energy, Inc. sr. unsec. unsub. notes 3s, 2022 (Canada)	15,000	15,060

DCP Midstream, LLC 144A sr. unsec. notes 5.35s, 2020	55,000	60,798

Ente Nazionale Idrocarburi (ENI) SpA 144A sr. unsec. notes 4.15s, 2020 (Italy)	130,000	136,499

EOG Resources, Inc. sr. unsec. notes 5 5/8s, 2019	30,000	36,458

Hess Corp. sr. unsec. unsub. notes 7.3s, 2031	45,000	55,906

Kerr-McGee Corp. company guaranty sr. unsec. unsub. notes 7 7/8s, 2031	55,000	72,083

Marathon Petroleum Corp. sr. unsec. unsub. notes 6 1/2s, 2041	25,000	31,084

Motiva Enterprises, LLC 144A sr. unsec. notes 6.85s, 2040	15,000	20,137

Noble Holding International, Ltd. company guaranty sr. unsec. notes 6.05s, 2041	60,000	66,326

Petrobras International Finance Co. company guaranty sr. unsec. notes 6 3/4s, 2041 (Brazil)	35,000	39,560

Petrobras International Finance Co. company guaranty sr. unsec. notes 5 3/8s, 2021 (Brazil)	130,000	140,269

Petrobras International Finance Co. company guaranty sr. unsec. notes 3 7/8s, 2016 (Brazil)	70,000	73,254

Petrohawk Energy Corp. company guaranty sr. unsec. notes 7 1/4s, 2018	140,000	156,652

Pride International, Inc. sr. unsec. notes 7 7/8s, 2040	120,000	172,531

Spectra Energy Capital, LLC company guaranty sr. unsec. unsub. notes 6.2s, 2018	80,000	96,630

Spectra Energy Capital, LLC sr. notes 8s, 2019	110,000	145,181

Spectra Energy Partners LP sr. unsec. notes 4.6s, 2021	40,000	42,903

Statoil ASA company guaranty sr. unsec. notes 5.1s, 2040 (Norway)	70,000	82,347

Weatherford Bermuda company guaranty sr. unsec. notes 9 5/8s, 2019	23,000	30,039

Weatherford International, Inc. company guaranty sr. unsec. unsub. notes 6.8s, 2037	30,000	33,163

Weatherford International, Inc. company guaranty sr. unsec. unsub. notes 6.35s, 2017	35,000	40,136

		1,930,439
Financials (5.5%)

ABN Amro Bank NV 144A sr. unsec. notes 4 1/4s, 2017 (Netherlands)	215,000	234,180

Aflac, Inc. sr. unsec. notes 6.9s, 2039	80,000	104,839

Aflac, Inc. sr. unsec. notes 6.45s, 2040	55,000	69,035

American Express Co. sr. unsec. notes 2.65s, 2022	172,000	168,552

American International Group, Inc. jr. sub. FRB bonds 8.175s, 2068	114,000	153,473

Aon PLC 144A company guaranty sr. unsec. bonds 4 1/4s, 2042	200,000	193,747

Assurant, Inc. sr. unsec. notes 6 3/4s, 2034	80,000	88,912

AXA SA 144A jr. unsec. sub. FRN notes 6.463s, perpetual maturity (France)	75,000	74,438

Bank of America Corp. sr. unsec. unsub. notes 6 1/2s, 2016	205,000	236,094

Barclays Bank PLC 144A sub. notes 10.179s, 2021 (United Kingdom)	120,000	160,724

Barclays Bank PLC 144A unsec. sub. notes 6.05s, 2017 (United Kingdom)	280,000	312,092

Bear Stearns Cos., Inc. (The) sr. notes 6.4s, 2017	205,000	244,941

Bear Stearns Cos., Inc. (The) sr. unsec. notes 7 1/4s, 2018	44,000	54,682

BNP Paribas SA 144A jr. unsec. sub. FRN notes 5.186s, perpetual maturity (France)	130,000	124,800

Camden Property Trust sr. unsec. notes 4 7/8s, 2023(R)	160,000	181,093

Citigroup, Inc. sr. unsec. notes 6 1/8s, 2018	6,000	7,148

Citigroup, Inc. sub. notes 5s, 2014	140,000	147,004

CNA Financial Corp. sr. unsec. unsub. notes 5 3/4s, 2021	35,000	41,338

CNA Financial Corp. unsec. notes 6 1/2s, 2016	65,000	74,810

Commonwealth Bank of Australia 144A sr. unsec. notes 3 3/4s, 2014 (Australia)	185,000	193,736

Credit Suisse of New York sr. unsec. notes 5.3s, 2019	100,000	117,883

DDR Corp. sr. unsec. unsub. notes 7 7/8s, 2020(R)	95,000	120,789

Duke Realty LP sr. unsec. notes 6 1/2s, 2018(R)	15,000	17,737

Erac USA Finance, Co. 144A sr. notes 4 1/2s, 2021	120,000	132,214

GATX Financial Corp. notes 5.8s, 2016	80,000	89,582

GE Capital Trust I unsec. sub. FRB bonds 6 3/8s, 2067	215,000	227,900

General Electric Capital Corp. sr. unsec. notes 6.15s, 2037	145,000	175,047

Genworth Financial, Inc. sr. unsec. unsub. notes 7 5/8s, 2021	105,000	126,469

Goldman Sachs Group, Inc. (The) sr. notes 7 1/2s, 2019	210,000	262,486

Hartford Financial Services Group, Inc. (The) sr. unsec. unsub. notes 6 5/8s, 2040	245,000	313,140

HBOS PLC 144A unsec. sub. bonds 6s, 2033 (United Kingdom)	135,000	129,303

Health Care REIT, Inc. sr. unsec. unsub. notes 3 3/4s, 2023(R)	60,000	60,393

Highwood Realty LP sr. unsec. bonds 5.85s, 2017(R)	135,000	151,448

HSBC Finance Capital Trust IX FRN notes 5.911s, 2035	300,000	302,250

HSBC USA Capital Trust I 144A jr. bank guaranty unsec. notes 7.808s, 2026	100,000	101,750

International Lease Finance Corp. sr. unsec. notes 6 1/4s, 2019	45,000	49,500

JPMorgan Chase & Co. jr. unsec. sub. FRN notes 7.9s, perpetual maturity	110,000	126,371

JPMorgan Chase Capital XXIII company guaranty jr. unsec. sub. FRN notes 1.29s, 2047	488,000	384,300

Liberty Mutual Insurance Co. 144A notes 7.697s, 2097	100,000	109,456

Lloyds TSB Bank PLC company guaranty sr. unsec. sub. notes Ser. MTN, 6 1/2s, 2020 (United Kingdom)	190,000	213,061

Loews Corp. notes 5 1/4s, 2016	35,000	38,962

Macquarie Bank Ltd. 144A unsec. sub. notes 6 5/8s, 2021 (Australia)	160,000	178,790

Massachusetts Mutual Life Insurance Co. 144A notes 8 7/8s, 2039	130,000	200,959

MetLife Capital Trust IV 144A jr. sub. debs. 7 7/8s, 2037	300,000	375,750

Nationwide Financial Services, Inc. notes 5 5/8s, 2015	50,000	53,488

Nationwide Mutual Insurance Co. 144A notes 8 1/4s, 2031	60,000	78,007

Nordea Bank AB 144A sub. notes 4 7/8s, 2021 (Sweden)	200,000	216,490

OneAmerica Financial Partners, Inc. 144A bonds 7s, 2033	56,000	56,731

Pacific LifeCorp 144A sr. notes 6s, 2020	30,000	34,532

Primerica, Inc. sr. unsec. unsub. notes 4 3/4s, 2022	33,000	36,602

Progressive Corp. (The) jr. unsec. sub. FRN notes 6.7s, 2037	305,000	337,025

Prudential Financial, Inc. jr. unsec. sub. FRN notes 5 5/8s, 2043	35,000	36,313

Prudential Financial, Inc. jr. unsec. sub. FRN notes 5.2s, 2044	37,000	36,908

Prudential Financial, Inc. sr. unsec. notes 6 5/8s, 2040	35,000	44,518

Rabobank Nederland 144A jr. unsec. sub. FRN notes 11s, perpetual maturity (Netherlands)	75,000	100,313

Rayonier, Inc. company guaranty sr. unsec. unsub. notes 3 3/4s, 2022(R)	40,000	40,364

Royal Bank of Scotland PLC (The) sr. sub. FRN notes 9 1/2s, 2022 (United Kingdom)	140,000	161,182

Santander Issuances S.A. Unipersonal 144A bank guaranty unsec. sub. notes 5.911s, 2016 (Spain)	100,000	104,921

Standard Chartered PLC 144A unsec. sub. notes 3.95s, 2023 (United Kingdom)	250,000	248,985

State Street Capital Trust IV company guaranty jr. unsec. sub. FRB bonds 1.28s, 2037	270,000	217,772

Tanger Properties, LP sr. unsec. notes 6 1/8s, 2020(R)	40,000	48,839

TD Ameritrade Holding Corp. company guaranty sr. unsec. unsub. notes 5.6s, 2019	70,000	83,830

Teachers Insurance & Annuity Association of America 144A notes 6.85s, 2039	40,000	53,375

Vornado Realty LP sr. unsec. unsub. notes 4 1/4s, 2015(R)	85,000	89,570

Wachovia Bank NA sub. notes Ser. BKNT, 6s, 2017	295,000	352,174

WEA Finance, LLC/ WT Finance Aust. Pty. Ltd. 144A company guaranty sr. unsec. notes 6 3/4s, 2019	85,000	105,118

Westpac Capital Trust III 144A unsec. sub. FRN notes 5.819s, perpetual maturity	140,000	141,400

Willis Group Holdings, Ltd. company guaranty sr. unsec. unsub. notes 5 3/4s, 2021	110,000	123,482

ZFS Finance USA Trust V 144A FRB bonds 6 1/2s, 2037	30,000	32,063

		9,705,180
Government (0.4%)

International Bank for Reconstruction & Development unsec. unsub. bonds 7 5/8s, 2023 (Supra-Nation)	500,000	744,440

		744,440
Health care (0.3%)

Aetna, Inc. sr. unsec. unsub. notes 6 3/4s, 2037	48,000	63,913

CIGNA Corp. sr. unsec. unsub. notes 5 3/8s, 2042	30,000	33,920

Coventry Health Care, Inc. sr. unsec. notes 5.45s, 2021	70,000	82,500

Quest Diagnostics, Inc. company guaranty sr. unsec. notes 6.95s, 2037	50,000	60,249

Quest Diagnostics, Inc. company guaranty sr. unsec. notes 4 3/4s, 2020	17,000	18,583

UnitedHealth Group, Inc. sr. unsec. unsub. notes 4 5/8s, 2041	45,000	46,510

Watson Pharmaceuticals, Inc. sr. unsec. notes 4 5/8s, 2042	25,000	25,355

Watson Pharmaceuticals, Inc. sr. unsec. notes 3 1/4s, 2022	20,000	20,198

Watson Pharmaceuticals, Inc. sr. unsec. notes 1 7/8s, 2017	10,000	10,132

WellPoint, Inc. notes 7s, 2019	90,000	112,563

Zoetis, Inc. 144A sr. unsec. notes 3 1/4s, 2023	16,000	16,285

Zoetis, Inc. 144A sr. unsec. notes 1 7/8s, 2018	16,000	16,122

		506,330
Technology (—%)

Xerox Corp. sr. unsec. notes 6.35s, 2018	60,000	70,320

		70,320
Transportation (0.3%)

Burlington Northern Santa Fe, LLC sr. unsec. notes 5.4s, 2041	85,000	97,285

Burlington Northern Santa Fe, LLC sr. unsec. unsub. notes 5 3/4s, 2040	40,000	47,849

Continental Airlines, Inc. pass-through certificates Ser. 97-4A, 6.9s, 2018	13,150	14,350

Continental Airlines, Inc. pass-through certificates Ser. 98-1A, 6.648s, 2017	48,183	51,435

CSX Corp. sr. unsec. unsub. notes 4 3/4s, 2042	30,000	31,209

Norfolk Southern Corp. sr. unsec. notes 6s, 2111	60,000	73,349

Ryder System, Inc. sr. unsec. unsub. notes 2 1/2s, 2018	30,000	30,713

Southwest Airlines Co. pass-through certificates Ser. 07-1, 6.15s, 2022	94,617	112,003

Union Pacific Corp. 144A pass-through certificates 5.214s, 2014	20,000	21,083

		479,276
Utilities and power (1.6%)

Appalachian Power Co. sr. notes Ser. L, 5.8s, 2035	55,000	64,618

Arizona Public Services Co. sr. unsec. notes 4 1/2s, 2042	20,000	20,931

Beaver Valley Funding Corp. sr. bonds 9s, 2017	55,000	55,734

Boardwalk Pipelines LP company guaranty sr. unsec. notes 5 7/8s, 2016	120,000	134,769

Bruce Mansfield Unit pass-through certificates 6.85s, 2034	188,700	204,531

Consolidated Edison Co. of New York sr. unsec. unsub. notes 4.2s, 2042	35,000	36,011

Dominion Resources, Inc. sr. unsec. unsub. notes Ser. 07-A, 6s, 2017	90,000	107,952

Duke Energy Carolinas, LLC sr. mtge. notes 4 1/4s, 2041	70,000	71,517

EDP Finance BV 144A sr. unsec. unsub. notes 6s, 2018 (Netherlands)	100,000	105,250

El Paso Natural Gas Co. sr. unsec. unsub. bonds 8 3/8s, 2032	75,000	106,826

El Paso Pipeline Partners Operating Co., LP company guaranty sr. unsec. notes 6 1/2s, 2020	30,000	36,225

Electricite de France SA 144A sr. unsec. notes 6.95s, 2039 (France)	100,000	130,189

Electricite de France SA 144A sr. unsec. unsub. notes 5.6s, 2040 (France)	40,000	45,169

Energy Transfer Partners LP sr. unsec. unsub. notes 6 1/2s, 2042	105,000	120,082

Energy Transfer Partners LP sr. unsec. unsub. notes 5.2s, 2022	35,000	39,284

Enterprise Products Operating, LLC company guaranty sr. unsec. unsub. notes 4.85s, 2042	55,000	56,118

Iberdrola International BV company guaranty sr. unsec. unsub. notes 6 3/4s, 2036 (Spain)	30,000	32,483

ITC Holdings Corp. 144A notes 5 7/8s, 2016	35,000	39,547

ITC Holdings Corp. 144A sr. unsec. notes 6.05s, 2018	40,000	46,702

Kansas Gas and Electric Co. bonds 5.647s, 2021	39,381	43,995

MidAmerican Funding, LLC sr. bonds 6.927s, 2029	10,000	13,252

Narragansett Electric Co./The 144A sr. unsec. notes 4.17s, 2042	55,000	53,986

Nevada Power Co. mtge. notes 7 1/8s, 2019	45,000	58,217

Pacific Gas & Electric Co. sr. unsec. notes 6.35s, 2038	45,000	59,250

Pacific Gas & Electric Co. sr. unsub. notes 5.8s, 2037	30,000	36,576

Potomac Edison Co. 144A sr. bonds 5.8s, 2016	37,000	41,971

PPL Capital Funding, Inc. company guaranty sr. unsec. unsub. notes 4.2s, 2022	5,000	5,289

PPL WEM Holdings PLC 144A sr. unsec. notes 5 3/8s, 2021 (United Kingdom)	210,000	240,048

Puget Sound Energy, Inc. jr. sub. FRN notes Ser. A, 6.974s, 2067	99,000	106,054

Teco Finance, Inc. company guaranty sr. unsec. unsub. notes 6.572s, 2017	15,000	18,091

Texas-New Mexico Power Co. 144A 1st mtge. bonds 9 1/2s, 2019	135,000	183,761

Trans-Canada Pipelines, Ltd. jr. unsec. sub. FRN notes 6.35s, 2067 (Canada)	150,000	160,009

Westar Energy, Inc. sr. mtge. notes 4 1/8s, 2042	35,000	35,866

Wisconsin Energy Corp. jr. unsec. sub. FRN notes 6 1/4s, 2067	300,000	325,650

		2,835,953

Total corporate bonds and notes (cost $21,632,341)		$24,473,223

INVESTMENT COMPANIES (1.1%)(a)
	Shares	Value

Financial Select Sector SPDR Fund	57,100	$1,038,649

Utilities Select Sector SPDR Fund	8,100	316,305

Vanguard MSCI Emerging Markets ETF	13,900	596,171

Total investment Companies (cost $1,550,795)		$1,951,125

CONVERTIBLE PREFERRED STOCKS (0.9%)(a)
	Shares	Value

General Motors Co. Ser. B, $2.375 cv. pfd.	7,367	$317,702

PPL Corp. $4.75 cv. pfd.	6,805	373,390

PPL Corp. $4.375 cv. pfd.	5,136	287,667

United Technologies Corp. $3.75 cv. pfd.	9,731	582,400

Total convertible preferred stocks (cost $1,474,592)		$1,561,159

MORTGAGE-BACKED SECURITIES (0.5%)(a)
	Principal amount	Value

Banc of America Commercial Mortgage Trust FRB Ser. 05-1, Class A4, 5.077s, 2042	$350,000	$366,856

Federal Home Loan Mortgage Corp.
Ser. T-56, Class A, IO, 0.524s, 2043	806,474	13,956
Ser. T-56, Class 3, IO, 0.418s, 2043	585,426	7,661
Ser. T-56, Class 1, IO, 0.215s, 2043	751,013	5,633
Ser. T-56, Class 2, IO, 0.128s, 2043	690,154	2,130

First Plus Home Loan Trust Ser. 97-3, Class B1, 7.79s, 2023 (In default)(NON)	14,822	1

GE Business Loan Trust 144A Ser. 04-2, Class D, 2.953s, 2032	45,921	25,256

GS Mortgage Securities Corp. II 144A Ser. 98-C1, Class F, 6s, 2030	54,721	55,268

LB Commercial Conduit Mortgage Trust 144A
Ser. 99-C1, Class F, 6.41s, 2031	90,000	90,900
Ser. 99-C1, Class G, 6.41s, 2031	97,000	98,940
Ser. 98-C4, Class H, 5.6s, 2035	143,000	155,089

Morgan Stanley Capital I Trust FRB Ser. 07-HQ12, Class A2, 5.575s, 2049	98,673	100,646

TIAA Real Estate CDO, Ltd. Ser. 03-1A, Class E, 8s, 2038	217,414	32,612

Total mortgage-backed securities (cost $903,200)		$954,948

MUNICIPAL BONDS AND NOTES (0.2%)(a)
	Principal amount	Value

CA State G.O. Bonds (Build America Bonds), 7 1/2s, 4/1/34	$30,000	$41,785

IL State G.O. Bonds
4.421s, 1/1/15	65,000	68,406
4.071s, 1/1/14	185,000	189,146

North TX, Thruway Auth. Rev. Bonds (Build America Bonds), 6.718s, 1/1/49	55,000	74,762

OH State U. Rev. Bonds (Build America Bonds), 4.91s, 6/1/40	40,000	45,849

Total municipal bonds and notes (cost $375,204)		$419,948

SHORT-TERM INVESTMENTS (12.9%)(a)
	Shares	Value

Putnam Short Term Investment Fund 0.08%(AFF)	22,830,980	$22,830,980

Total short-term investments (cost $22,830,980)		$22,830,980

TOTAL INVESTMENTS

Total investments (cost $155,636,531)(b)		$192,304,686

TBA SALE COMMITMENTS OUTSTANDING at 3/31/13 (proceeds receivable $6,181,720) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value

Federal National Mortgage Association, 3s, April 1, 2043	$5,000,000	4/11/13	$5,155,860
Government National Mortgage Association, 3s, April 1, 2043	1,000,000	4/18/13	1,044,141

Total			$6,200,001

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING at 3/31/13 (Unaudited)

			Upfront			Fixed payments
			premium		Termi-	received	Unrealized
	Swap counterparty /		received	Notional	nation	(paid) by fund	appreciation/
	Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

	Bank of America N.A.
	DJ CDX NA CMBX BBB Index	BBB-/P	$60	$1,000	5/11/63	300 bp	$(9)
	DJ CDX NA CMBX BBB Index	BBB-/P	62	1,000	5/11/63	300 bp	(7)
	DJ CDX NA CMBX BBB Index	BBB-/P	68	1,000	5/11/63	300 bp	(1)
	DJ CDX NA CMBX BBB Index	BBB-/P	114	2,000	5/11/63	300 bp	(24)

	Total						$(41)

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***	Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at March 31, 2013. Securities rated by Putnam are indicated by “/P.” Securities rated by Fitch are indicated by “/F.”

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
BKNT	Bank Note
ETF	Exchange Traded Fund
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
FRN	Floating Rate Notes: the rate shown is the current interest rate at the close of the reporting period
G.O. Bonds	General Obligation Bonds
IO	Interest Only
MTN	Medium Term Notes
SPDR	S&P Depository Receipts
TBA	To Be Announced Commitments

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2013 through March 31, 2013 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $176,432,674.
(b)	The aggregate identified cost on a tax basis is $156,569,981, resulting in gross unrealized appreciation and depreciation of $36,652,214 and $917,509, respectively, or net unrealized appreciation of $35,734,705.
(NON)	Non-income-producing security.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Money Market Liquidity Fund and Putnam Short Term Investment Fund, which are under common ownership and control, were as follows:
	Name of affiliates	Market value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Market value at the end of the reporting period

	Putnam Money Market Liquidity Fund *	$15,519,863	$2,401,909	$17,921,772	$2,498	$—
	Putnam Short Term Investment Fund *	—	23,716,576	885,596	1,852	22,830,980
	Totals	$15,519,863	$26,118,485	$18,807,368	$4,350	$22,830,980
*	Management fees charged to Putnam Money Market Liquidity Fund and Putnam Short Term Investment Fund have been waived by Putnam Management.
(R)	Real Estate Investment Trust.
At the close of the reporting period, the fund maintained liquid assets totaling $10,485,469 to cover certain derivatives contracts.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange traded funds), if any, which can be classified as Level 1 or Level 2 securities, are based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Credit default contracts: The fund entered into OTC credit default contracts to hedge credit risk, to hedge market risk.
In an OTC credit default contract, the protection buyer typically makes an up front payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. An upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Periodic payments received or paid by the fund are recorded as realized gains or losses. The OTC credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and market value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount of the relevant OTC credit default contract.
For the fund's average notional amount on OTC credit default contracts, see the appropriate table at the end of these footnotes.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.
At the close of the reporting period, the fund had a net liability position of $345 on open derivative contracts subject to the Master Agreements. There was no collateral posted by the fund for these agreements.
TBA purchase commitments: The fund may enter into TBA commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund’s other assets. Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss.
Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.
TBA sale commitments: The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.
Unsettled TBA sale commitments are valued at the fair value of the underlying securities, generally according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks:
Basic materials	$2,063,090	$—	$—
Capital goods	4,664,700	—	—
Communication services	5,331,007	—	—
Conglomerates	2,408,474	—	—
Consumer cyclicals	10,554,553	—	—
Consumer staples	8,494,182	—	—
Energy	13,064,442	—	—
Financials	24,357,704	—	—
Health care	19,006,845	—	—
Technology	9,492,549	—	—
Transportation	503,180	—	—
Utilities and power	4,962,952	—	—
Total common stocks	104,903,678	—	—
Convertible preferred stocks	$582,400	$978,759	$—
Corporate bonds and notes	—	24,473,223	—
Investment companies	1,951,125	—	—
Mortgage-backed securities	—	954,948	—
Municipal bonds and notes	—	419,948	—
U.S. Government and Agency Mortgage Obligations	—	19,021,990	—
U.S. Treasury Obligations	—	16,187,635	—
Short-term investments	22,830,980	—	—

Totals by level	$130,268,183	$62,036,503	$—

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
TBA sale commitments	$—	$(6,200,001)	$—
Credit default contracts	—	(345)	—

Totals by level	$—	$(6,200,346)	$—

Market Values of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value
Credit contracts	$—	$345

Total	$—	$345

The average volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was as follows:
OTC credit default swap contracts (notional)	$4,000

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Variable Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: May 24, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: May 24, 2013

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: May 24, 2013